AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 30, 2007.

SECURITIES ACT FILE NO. 333-137525

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO. [    ]

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS EQUITY TRUST

(FORMERLY, LEGG MASON PARTNERS INVESTMENT TRUST)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019-6099	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, B and C shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A—Proxy Statement/Prospectus and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on November 22, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Reference is hereby made to Paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration Statement filed on March 30, 1998.

1(b) Amendment No. 1 to the First Amended and Restated Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on June 26, 1998.

1(c) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement filed on November 12, 1998.

1(d) Amendment No. 3 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on April 25, 2000.

1(e) Amendment No. 4 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on August 16, 2000.

1(f) Amendment No. 5 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

1(g) Amendment No. 6 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 30.

1(h) Amendment No. 7 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

1(i) Amendment No. 8 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 40.

1(j) Amendment No. 9 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 41 filed on July 19, 2002.

1(k) Amendment No. 10 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 46 filed on March 30, 2003.

1(l) Amendment No. 13 to the First Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment No. 58 filed on April 28, 2006.

1(m) Certificate of Amendment effective November 17, 2006 is incorporated herein by reference to Post-Effective Amendment No. 60 filed on November 30, 2006.

2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 46.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

5 Registrant’s form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on February 20, 1998.

6(a) Management Agreement between the Registrant on behalf of Legg Mason Partners Large Cap Growth Fund and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(b) Subadvisory Agreement between LMPFA and CAM North America LLC dated August 1, 2006 with respect to the Registrant on behalf of Legg Mason Partners Large Cap Growth Fund is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

7(a) Form of Amended Distribution Agreement with Citigroup Global Markets, Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 56.

7(b) Form of Amendment of Distribution Agreement with PFS Distributors, Inc. (“PFS”) is incorporated by reference to Post-Effective Amendment No. 56.

7(c) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 57.

8 Not applicable.

9 Form of Custodian Services Agreement between the Registrant and State Street Bank and Trust Company, is incorporated by reference to Post-Effective Amendment No. 56.

10(a) Amended Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 57.

10(b) Amended Shareholder Services and Distribution Plan between the Registrant, on behalf of Legg Mason Partners Large Capitalization Growth Fund, and LMIS (relating to Class FI and R shares), dated August 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 60.

10(c) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 56.

10(d) Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 60.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on November 14, 2006.

11(b) Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed on November 14, 2006.

12 Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Technology Fund discussed in the Proxy Statement/Prospectus is filed herewith.

13 Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

15 Not applicable.

16 Power of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(a) Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Large Cap Growth Fund dated March 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(c) Annual Report of Legg Mason Partners Large Cap Growth Fund for the year ended November 30, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(d) Semi-Annual Report of Legg Mason Partners Large Cap Growth Fund for the six months ended May 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(e) Prospectus and Statement of Additional Information of Legg Mason Partners Technology Fund, a series of Legg Mason Partners Sector Series, Inc., dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(f) Annual Report of Legg Mason Partners Technology Fund, a series of Legg Mason Partners Sector Series, Inc., for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(g) Semi-Annual Report of Legg Mason Partners Technology Fund, a series of Legg Mason Partners Sector Series, Inc., for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(h) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated herein by reference to Post-Effective Amendment No. 56.

17(i) Code of Ethics of CGMI is incorporated by reference to Post-Effective Amendment No. 46.

17(j) Code of Ethics of PFS is incorporated by reference to Post-Effective Amendment No. 46.

17(k) Code of Ethics of LMIS dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 56.

17(l) License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 58 filed on April 28, 2006.

17(m) Transfer Agency Agreement dated January 1, 2006 between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 56.

17(n) License Agreement between the Registrant and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 58 filed on April 28, 2006.

17(o) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 30th day of May, 2007.

LEGG MASON PARTNERS EQUITY TRUST (formerly Legg Mason Partners Investment Trust), on behalf of Legg Mason Partners Large Cap Growth Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken
R. Jay Gerken	President, Principal Executive Officer and Trustee	May 30, 2007

/s/ Kaprel Ozsolak
Kaprel Ozsolak	Treasurer and Chief Financial Officer	May 30, 2007

/s/ Paul R. Ades
Paul R. Ades	Trustee	May 30, 2007

/s/ Andrew L. Breech
Andrew L. Breech	Trustee	May 30, 2007

/s/ Dwight B. Crane
Dwight B. Crane	Trustee	May 30, 2007

/s/ Robert M. Frayn, Jr.
Robert M. Frayn, Jr.	Trustee	May 30, 2007

/s/ Frank G. Hubbard
Frank G. Hubbard	Trustee	May 30, 2007

/s/ Howard J. Johnson
Howard J. Johnson	Trustee	May 30, 2007

/s/ David E. Maryatt
David E. Maryatt	Trustee	May 30, 2007

/s/ Jerome H. Miller
Jerome H. Miller	Trustee	May 30, 2007

/s/ Ken Miller
Ken Miller	Trustee	May 30, 2007

/s/ John J. Murphy
John J. Murphy	Trustee	May 30, 2007

/s/ Thomas F. Schlafly
Thomas F. Schlafly	Trustee	May 30, 2007

/s/ Jerry A. Viscione
Jerry A. Viscione	Trustee	May 30, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT
12	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Technology Fund